Nature of Business and Significant Accounting Policies (Tables)	12 Months Ended
Jan. 03, 2016
Accounting Policies [Abstract]
Schedule of Activity in Allowance for Doubtful Accounts

Activity in the allowance for doubtful accounts for the periods was as follows (in millions):

	Successor	Successor	Successor	Predecessor
	For the year December 29, 2014 to January 3, 2016	For the year December 30, 2013 to December 28, 2014	For the period December 23, 2013 to December 29, 2013	For the period December 31, 2012 to December 22, 2013
Beginning balance	$3.0	$—	$—	$5.4
Provision (reduction) for allowance	1.0	(0.8)	—	(1.5)
Net charges and (recoveries)	(0.4)	3.8	—	(0.3)

Ending balance	$3.6	$3.0	$—	$3.6